Consolidated Statements of Financial Position - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Current Assets
Cash and cash equivalents	$ 21,950,211	$ 6,296,312
Short-term investments	258,702	198,375
Receivables	51,340	421,860
Deposits and prepayments	338,824	631,402
Current Assets	22,599,077	7,547,949
Non-current Assets
Equity investments	56,539	283,081
Property, Plant and equipment	1,244,530	1,339,839
Mineral property interests	113,765,931	109,136,672
TOTAL ASSETS	137,666,077	118,307,541
Current Liabilities
Accounts payable and accrued liabilities	1,163,836	2,280,553
Due to a related party	50,302	56,102
Current Liabilities	1,214,138	2,336,655
Total Liabilities	1,214,138	2,336,655
Equity
Share capital	182,010,834	155,840,052
Share-based payment reserve	19,931,083	18,636,297
Accumulated other comprehensive income	9,311,400	10,227,980
Deficit	(74,645,012)	(68,623,306)
Total equity attributable to the equity holders of the Company	136,608,305	116,081,023
Non-controlling interests	(156,366)	(110,137)
Total Equity	136,451,939	115,970,886
TOTAL LIABILITIES AND EQUITY	$ 137,666,077	$ 118,307,541